ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
Accrued Liabilities, Current [Abstract]
Schedule of accrued expenses

Our accrued expenses consist of:

	December 31,
	2017	2016
Accrued consulting fees	$—	$45,000
Accrued wages and related expenses	10,184	—
Accrued interest expense	—	10,264
Total accrued expenses	$10,184	$55,264